Loss per share	12 Months Ended
Dec. 31, 2017
Loss Per Share
Loss per share

8	Loss per share

	2017		2016		2015
Numerator	£’000		£’000		£’000

Loss used in basic EPS and diluted EPS	(16,064)		(20,162)		(10,099)

Denominator

Weighted average number of ordinary shares used in basic EPS	51,317,320		36,072,752		28,229,814
Basic and diluted loss per share - pence	(31p	)	(56p	)	(36p	)

The Group has made a loss in the current and previous years presented, and therefore the options and warrants are anti-dilutive. As a result, diluted earnings per share is the same for all of the periods presented.